Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2018	May 03, 2019
Document And Entity Information
Entity Registrant Name	Jupiter Gold Corp
Entity Central Index Key	0001684688
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding		4,634,599
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018